BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA - Functional currency and presentation currency (Details)	12 Months Ended
	Dec. 31, 2024 $ / $	Dec. 31, 2024 USD ($) $ / $	Dec. 31, 2024 BRL (R$) $ / $	Dec. 31, 2024 $ / $ PYG (₲)	Dec. 31, 2023 USD ($) $ / $	Dec. 31, 2023 BRL (R$) $ / $	Dec. 31, 2023 PYG (₲) $ / $	Dec. 31, 2022 $ / $ USD ($)	Dec. 31, 2022 $ / $ BRL (R$)	Dec. 31, 2022 $ / $ PYG (₲)	Dec. 31, 2024 $ / R$	Dec. 31, 2024 $ / $	Dec. 31, 2024 $ / CLF	Dec. 31, 2023 $ / R$	Dec. 31, 2023 $ / $	Dec. 31, 2023 $ / CLF	Dec. 31, 2022 $ / R$	Dec. 31, 2022 $ / $	Dec. 31, 2022 $ / CLF
BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA
Minimum accumulated inflation rate for three year stands out	100.00%
Exchange rates and value of the UF at the close	996.46	996.46	996.46	996.46	877.12	877.12	877.12	855.86	855.86	855.86	160.92	0.97	0.127	181.17	1.08	0.12	164.03	4.83	0.116
Average foreign exchange rate		944.2	175.86	0.124	839.92	168.31	0.115	873.28	169.16	0.125